Segment Information - Schedule of Long-Lived Assets by Geography (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 7,365,480	$ 5,748,730
Asia [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	5,770,695	5,207,187
Europe [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 1,594,785	$ 541,543